Equity Investments - Additional Information (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Jul. 03, 2023	Jun. 28, 2021
Canada Jetlines Operations Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of shares transferred					75.00%
Percentage of shares retained					25.00%
Equity method investment ownership percentage	13.00%		12.00%		13.00%
GlobalX Ground Team, LLC
Schedule of Equity Method Investments [Line Items]
Due to investee	$ 0	$ 197,558
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party
Losses on equity investment	$ (28,681)	$ (20,478)
Equity method investment ownership percentage	50.00%			50.00%